Not FDIC Insured May Lose Value No Bank Guarantee
FAS3-Q3PH
{Footer Text}

Statement of Investments
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund 2
Franklin International Core Equity (IU) Fund 8
Franklin U.S. Core Equity (IU) Fund 14
Notes to Financial Statements 20

Franklin Fund Allocator Series
Statement of Investments (unaudited), April 30, 2021
Franklin Emerging Market Core Equity (IU) Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Air Freight & Logistics 0.2%
Hyundai Glovis Co. Ltd. ................................. South Korea 1,430 $ 244,667
Auto Components 0.9%
a
Fuyao Glass Industry Group Co. Ltd., H, 144A, Reg S .......... China 93,200 539,577
Hankook Tire & Technology Co. Ltd. ....................... South Korea 18,799 806,947
1,346,524
Automobiles 1.2%
Ford Otomotiv Sanayi A/S ............................... Turkey 9,003 191,175
Hero MotoCorp Ltd. ................................... India 8,473 322,272
Kia Corp. ........................................... South Korea 12,768 881,017
a
Yadea Group Holdings Ltd., 144A, Reg S ................... China 130,000 284,603
1,679,067
Banks 10.3%
Al Rajhi Bank ........................................ Saudi Arabia 119,311 3,141,368
Bank Central Asia Tbk . PT .............................. Indonesia 92,100 203,887
Bank of Beijing Co. Ltd., A ............................... China 208,800 153,441
BDO Unibank , Inc. .................................... Philippines 144,640 308,217
China Merchants Bank Co. Ltd., H ......................... China 84,500 678,739
Chongqing Rural Commercial Bank Co. Ltd., H ............... China 598,000 253,411
Hana Financial Group, Inc. .............................. South Korea 65,471 2,669,674
Huaxia Bank Co. Ltd., A ................................ China 200,700 193,360
ICICI Bank Ltd. ....................................... India 60,229 487,999
Industrial Bank Co. Ltd., A ............................... China 319,706 1,071,676
Kasikornbank PCL .................................... Thailand 371,700 1,571,154
KB Financial Group, Inc. ................................ South Korea 33,252 1,628,444
Masraf Al Rayan QSC .................................. Qatar 825,914 1,013,465
a,b
Moneta Money Bank A/S, 144A, Reg S ..................... Czech Republic 38,697 143,716
a
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 501,000 324,932
Shinhan Financial Group Co. Ltd. ......................... South Korea 28,876 1,032,282
14,875,765
Biotechnology 0.2%
a,b
3SBio, Inc., 144A, Reg S ................................ China 320,500 302,976
Building Products 0.3%
China Lesso Group Holdings Ltd. ......................... China 180,000 452,773
Capital Markets 1.5%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 111,000 1,052,346
GF Securities Co. Ltd., A ................................ China 92,300 211,192
Hithink RoyalFlush Information Network Co. Ltd., A ............ China 8,394 140,306
Korea Investment Holdings Co. Ltd. ....................... South Korea 5,128 512,115
Meritz Securities Co. Ltd. ............................... South Korea 35,675 153,871
b
Noah Holdings Ltd., ADR ............................... China 3,200 140,960
2,210,790
Chemicals 2.9%
Advanced Petrochemical Co. ............................ Saudi Arabia 26,238 566,497
Kumho Petrochemical Co. Ltd. ........................... South Korea 4,435 1,025,486
Lotte Chemical Corp. .................................. South Korea 3,810 1,028,947
a
PhosAgro PJSC, GDR, Reg S ............................ Russia 35,733 656,415
Shandong Hualu Hengsheng Chemical Co. Ltd., A ............. China 25,800 154,924
Wanhua Chemical Group Co. Ltd., A ....................... China 50,900 804,606
4,236,875
Commercial Services & Supplies 0.6%
a
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 42,369 194,746

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Country Garden Services Holdings Co. Ltd. .................. China 61,000 $ 639,027
833,773
Construction Materials 0.2%
Indocement Tunggal Prakarsa Tbk . PT ..................... Indonesia 394,100 349,978
Consumer Finance 0.7%
Krungthai Card PCL ................................... Thailand 90,900 222,025
b
Lufax Holding Ltd., ADR ................................ China 43,500 517,650
Samsung Card Co. Ltd. ................................. South Korea 7,093 223,819
963,494
Electrical Equipment 1.1%
Havells India Ltd. ..................................... India 50,755 677,356
WEG SA ............................................ Brazil 113,200 729,570
Zhejiang Chint Electrics Co. Ltd., A ........................ China 33,900 173,739
1,580,665
Electronic Equipment, Instruments & Components 2.5%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 391,000 1,606,729
b
Innolux Corp. ........................................ Taiwan 668,000 712,845
Kingboard Holdings Ltd. ................................ China 172,500 1,018,692
Synnex Technology International Corp. ..................... Taiwan 168,000 333,509
3,671,775
Entertainment 1.2%
NetEase , Inc., ADR .................................... China 15,600 1,748,136
Equity Real Estate Investment Trusts (REITs) 0.6%
Fibra Uno Administracion SA de CV ....................... Mexico 716,700 884,786
Food & Staples Retailing 0.3%
BIM Birlesik Magazalar A/S .............................. Turkey 37,455 294,068
Clicks Group Ltd. ..................................... South Africa 12,011 200,609
494,677
Food Products 1.0%
a
Dali Foods Group Co. Ltd., 144A, Reg S .................... China 536,000 318,795
JBS SA ............................................. United States 122,800 680,897
Uni -President China Holdings Ltd. ......................... China 337,000 409,376
1,409,068
Gas Utilities 0.7%
China Gas Holdings Ltd. ................................ China 129,800 467,859
ENN Energy Holdings Ltd. ............................... China 12,400 211,601
Indraprastha Gas Ltd. .................................. India 41,188 282,475
961,935
Health Care Equipment & Supplies 1.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 11,100 796,552
Supermax Corp. Bhd. .................................. Malaysia 390,635 573,500
Top Glove Corp. Bhd. .................................. Malaysia 167,600 230,742
1,600,794
Health Care Providers & Services 0.2%
Apollo Hospitals Enterprise Ltd. ........................... India 3,563 153,554
Sinopharm Group Co. Ltd., H ............................ China 56,800 175,191
328,745

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 0.6%
OPAP SA ........................................... Greece 14,557 $ 223,258
Yum China Holdings, Inc. ............................... China 10,400 654,368
877,626
Household Durables 0.5%
Midea Group Co. Ltd., A ................................ China 56,600 698,837
Household Products 0.5%
Kimberly-Clark de Mexico SAB de CV, A .................... Mexico 387,800 669,982
Independent Power and Renewable Electricity Producers 0.3%
Colbun SA .......................................... Chile 2,061,534 353,862
Industrial Conglomerates 0.7%
KOC Holding A/S ..................................... Turkey 203,971 452,296
Sime Darby Bhd. ...................................... Malaysia 510,100 281,386
Turkiye Sise ve Cam Fabrikalari A/S ....................... Turkey 362,023 328,372
1,062,054
Insurance 4.1%
China Life Insurance Co. Ltd. ............................ Taiwan 492,000 465,706
DB Insurance Co. Ltd. .................................. South Korea 5,320 232,536
Fubon Financial Holding Co. Ltd. .......................... Taiwan 935,000 2,141,569
People's Insurance Co. Group of China Ltd. (The), H ........... China 690,000 235,877
PICC Property & Casualty Co. Ltd., H ...................... China 738,000 722,495
Ping An Insurance Group Co. of China Ltd., A ................ China 159,300 1,779,603
Samsung Life Insurance Co. Ltd. .......................... South Korea 3,986 290,389
5,868,175
Interactive Media & Services 6.7%
Autohome , Inc., ADR ................................... China 6,600 612,018
Momo , Inc., ADR ...................................... China 30,000 439,800
Tencent Holdings Ltd. .................................. China 107,700 8,591,449
9,643,267
Internet & Direct Marketing Retail 9.4%
b
Alibaba Group Holding Ltd., ADR ......................... China 35,200 8,129,440
b
JD.com, Inc., ADR ..................................... China 16,700 1,291,912
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 45,000 1,722,344
Naspers Ltd., N ....................................... South Africa 4,995 1,136,864
b
Pinduoduo , Inc., ADR .................................. China 4,200 562,506
b
Vipshop Holdings Ltd., ADR ............................. China 24,100 741,557
13,584,623
IT Services 5.5%
HCL Technologies Ltd. ................................. India 73,193 887,049
Infosys Ltd. .......................................... India 141,108 2,565,061
a
Larsen & Toubro Infotech Ltd., 144A, Reg S ................. India 8,665 454,485
Tata Consultancy Services Ltd. ........................... India 62,373 2,553,129
Tech Mahindra Ltd. .................................... India 58,501 757,202
TravelSky Technology Ltd., H ............................ China 96,000 210,042
Wipro Ltd. ........................................... India 84,182 556,886
7,983,854
Leisure Products 0.2%
Giant Manufacturing Co. Ltd. ............................. Taiwan 20,000 253,868
Life Sciences Tools & Services 1.8%
b
Divi's Laboratories Ltd. ................................. India 9,176 502,882
a
Pharmaron Beijing Co. Ltd., H, 144A, Reg S ................. China 21,800 450,098

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 28,800 $ 678,554
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 65,500 919,475
2,551,009
Machinery 1.4%
Haitian International Holdings Ltd. ......................... China 131,000 532,986
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 13,488 178,580
Sany Heavy Industry Co. Ltd., A .......................... China 133,600 634,282
Shenzhen Inovance Technology Co. Ltd., A .................. China 18,400 253,098
Weichai Power Co. Ltd., A ............................... China 90,300 251,378
Zoomlion Heavy Industry Science and Technology Co. Ltd., A .... China 111,000 201,582
2,051,906
Marine 0.6%
b
Evergreen Marine Corp. Taiwan Ltd. ....................... Taiwan 305,000 857,698
Metals & Mining 6.4%
African Rainbow Minerals Ltd. ............................ South Africa 28,770 537,086
China Hongqiao Group Ltd. .............................. China 444,500 701,594
China Molybdenum Co. Ltd., H ........................... China 483,000 326,246
Cia Siderurgica Nacional SA ............................. Brazil 166,600 1,508,621
Impala Platinum Holdings Ltd. ............................ South Africa 37,472 700,266
Kumba Iron Ore Ltd. ................................... South Africa 17,003 770,597
MMC Norilsk Nickel PJSC ............................... Russia 4,024 1,372,813
POSCO ............................................ South Korea 4,229 1,374,918
Severstal PAO ....................................... Russia 55,728 1,313,902
Sibanye Stillwater Ltd. .................................. South Africa 128,754 599,069
9,205,112
Oil, Gas & Consumable Fuels 3.0%
Adaro Energy Tbk . PT .................................. Indonesia 3,659,900 314,697
China Shenhua Energy Co. Ltd., A ........................ China 80,700 238,929
China Shenhua Energy Co. Ltd., H ........................ China 835,000 1,739,216
Exxaro Resources Ltd. ................................. South Africa 56,521 594,396
Tatneft PJSC ......................................... Russia 207,822 1,398,670
4,285,908
Paper & Forest Products 0.2%
Nine Dragons Paper Holdings Ltd. ......................... Hong Kong 176,000 241,169
Personal Products 1.0%
Colgate-Palmolive India Ltd. ............................. India 31,551 630,684
Marico Ltd. .......................................... India 135,031 749,511
1,380,195
Pharmaceuticals 2.0%
Aurobindo Pharma Ltd. ................................. India 39,868 527,541
China Medical System Holdings Ltd. ....................... China 283,000 653,655
China Traditional Chinese Medicine Holdings Co. Ltd. .......... China 704,000 401,965
CSPC Pharmaceutical Group Ltd. ......................... China 231,600 285,873
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 46,840 606,550
Richter Gedeon Nyrt . .................................. Hungary 16,544 472,975
2,948,559
Real Estate Management & Development 1.4%
Agile Group Holdings Ltd. ............................... China 304,000 474,902
Aldar Properties PJSC ................................. United Arab
Emirates 1,017,608 969,781
Logan Group Co. Ltd. .................................. China 249,000 395,526

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Sunac China Holdings Ltd. .............................. China 48,000 $ 186,181
2,026,390
Semiconductors & Semiconductor Equipment 12.2%
ASE Technology Holding Co. Ltd. ......................... Taiwan 277,000 1,157,014
b
Daqo New Energy Corp., ADR ........................... China 5,200 418,548
LONGi Green Energy Technology Co. Ltd., A ................. China 48,400 738,115
b
MediaTek , Inc. ....................................... Taiwan 14,000 586,664
Novatek Microelectronics Corp. ........................... Taiwan 74,000 1,631,942
b
Realtek Semiconductor Corp. ............................ Taiwan 33,000 622,275
SK Hynix, Inc. ........................................ South Korea 18,285 2,075,139
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 424,000 8,925,446
United Microelectronics Corp. ............................ Taiwan 427,000 851,290
Vanguard International Semiconductor Corp. ................. Taiwan 118,000 498,993
Xinyi Solar Holdings Ltd. ................................ China 76,000 126,755
17,632,181
Specialty Retail 1.1%
Mr Price Group Ltd. .................................... South Africa 64,761 810,226
a
Topsports International Holdings Ltd., 144A, Reg S ............ China 315,000 424,015
Zhongsheng Group Holdings Ltd. ......................... China 53,000 400,889
1,635,130
Technology Hardware, Storage & Peripherals 5.1%
Lenovo Group Ltd. .................................... China 1,114,000 1,522,120
Samsung Electronics Co. Ltd. ............................ South Korea 80,002 5,800,686
7,322,806
Textiles, Apparel & Luxury Goods 1.3%
Bosideng International Holdings Ltd. ....................... China 836,000 424,016
Li Ning Co. Ltd. ....................................... China 35,500 288,107
Page Industries Ltd. ................................... India 1,104 441,650
Pou Chen Corp. ...................................... Taiwan 597,000 757,744
1,911,517
Thrifts & Mortgage Finance 0.8%
Housing Development Finance Corp. Ltd. ................... India 35,532 1,157,383
Tobacco 0.4%
a,b
Smoore International Holdings Ltd., 144A, Reg S ............. China 89,000 627,909
Transportation Infrastructure 0.9%
b
Adani Ports & Special Economic Zone Ltd. .................. India 83,676 823,149
International Container Terminal Services, Inc. ................ Philippines 82,500 221,767
Westports Holdings Bhd. ................................ Malaysia 224,600 235,815
1,280,731
Wireless Telecommunication Services 1.0%
b
MTN Group .......................................... South Africa 64,166 405,997
Turkcell Iletisim Hizmetleri A/S ............................ Turkey 80,211 143,778
Vodacom Group Ltd. ................................... South Africa 97,571 845,964
1,395,739
Total Common Stocks (Cost $111,752,342) .....................................
139,684,753
Preferred Stocks 1.8%
Banks 1.8%
c
Banco Bradesco SA, 3.27% ............................. Brazil 140,690 617,703

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Emerging Market Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 24 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Banks (continued)
c
Itausa SA, 5.06% ..................................... Brazil 1,079,700 $ 1,999,537
2,617,240
Total Preferred Stocks (Cost $3,498,133) .......................................
2,617,240
Total Long Term Investments (Cost $115,250,475) ...............................
142,301,993
a
Short Term Investments 1.4%
a a
Country Shares
a
Value
a
Money Market Funds 1.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 2,077,572 2,077,572
Total Money Market Funds (Cost $2,077,572) ...................................
2,077,572
Total Short Term Investments (Cost $2,077,572 ) .................................
2,077,572
a
Total Investments (Cost $117,328,047) 100.0% ..................................
$144,379,565
Other Assets, less Liabilities (0.0) %
†
...........................................
(66,248)
Net Assets 100.0% ...........................................................
$144,313,317
†
Rounds to less than 0.01% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $8,042,640, representing 5.6% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), April 30, 2021
Franklin International Core Equity (IU) Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Air Freight & Logistics 1.4%
Deutsche Post AG ..................................... Germany 77,466 $ 4,562,719
Auto Components 0.1%
Toyota Industries Corp. ................................. Japan 3,900 313,141
Automobiles 3.7%
Bayerische Motoren Werke AG ........................... Germany 8,857 887,599
Daimler AG .......................................... Germany 45,046 4,009,204
Stellantis NV ......................................... United States 200,625 3,324,397
Toyota Motor Corp. .................................... Japan 53,900 4,033,208
12,254,408
Banks 7.7%
Barclays plc ......................................... United Kingdom 912,142 2,208,349
a
BNP Paribas SA ...................................... France 100,078 6,417,042
Commonwealth Bank of Australia ......................... Australia 52,480 3,593,067
DBS Group Holdings Ltd. ............................... Singapore 14,800 331,684
a
FinecoBank Banca Fineco SpA ........................... Italy 61,376 1,055,699
ING Groep NV ....................................... Netherlands 465,496 5,946,956
Standard Chartered plc ................................. United Kingdom 58,952 422,934
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 148,500 5,216,854
25,192,585
Beverages 1.2%
Anheuser-Busch InBev SA/NV ........................... Belgium 47,682 3,377,577
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 145,100 457,225
3,834,802
Biotechnology 0.9%
CSL Ltd. ............................................ Australia 13,900 2,904,009
Building Products 2.7%
Cie de Saint-Gobain ................................... France 49,299 3,110,657
Geberit AG .......................................... Switzerland 6,990 4,599,731
Xinyi Glass Holdings Ltd. ............................... Hong Kong 286,000 1,013,300
8,723,688
Capital Markets 8.5%
3i Group plc ......................................... United Kingdom 275,238 4,875,135
EQT AB ............................................ Sweden 10,074 339,516
Hargreaves Lansdown plc ............................... United Kingdom 69,851 1,658,439
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 73,900 4,456,986
Magellan Financial Group Ltd. ............................ Australia 21,387 796,873
Nomura Holdings, Inc. .................................. Japan 405,700 2,180,801
Partners Group Holding AG .............................. Switzerland 4,658 6,635,531
Singapore Exchange Ltd. ............................... Singapore 236,200 1,850,319
UBS Group AG ....................................... Switzerland 322,177 4,920,108
27,713,708
Chemicals 1.9%
BASF SE ........................................... Germany 10,891 877,757
b
Covestro AG, 144A, Reg S .............................. Germany 8,048 526,357
EMS- Chemie Holding AG ............................... Switzerland 1,604 1,497,756
Nitto Denko Corp. ..................................... Japan 29,800 2,466,190
Tosoh Corp. ......................................... Japan 52,400 928,829
6,296,889
Construction & Engineering 0.1%
Obayashi Corp. ....................................... Japan 45,200 413,575

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction Materials 0.2%
Taiheiyo Cement Corp. ................................. Japan 28,100 $ 705,532
Diversified Financial Services 2.4%
a
Kinnevik AB, B ....................................... Sweden 47,122 2,600,724
M&G plc ............................................ United Kingdom 504,472 1,514,287
ORIX Corp. .......................................... Japan 225,600 3,642,223
7,757,234
Diversified Telecommunication Services 2.5%
a
BT Group plc ........................................ United Kingdom 433,496 988,817
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 25,218 1,426,492
Deutsche Telekom AG .................................. Germany 161,953 3,116,924
Nippon Telegraph & Telephone Corp. ...................... Japan 99,200 2,501,233
8,033,466
Electrical Equipment 1.4%
Mitsubishi Electric Corp. ................................ Japan 294,200 4,533,344
Electronic Equipment, Instruments & Components 0.7%
Hitachi Ltd. .......................................... Japan 8,500 420,750
Keyence Corp. ....................................... Japan 2,500 1,200,188
Murata Manufacturing Co. Ltd. ........................... Japan 9,000 715,599
2,336,537
Entertainment 1.2%
Nintendo Co. Ltd. ..................................... Japan 7,000 4,015,757
Equity Real Estate Investment Trusts (REITs) 1.1%
Goodman Group ...................................... Australia 255,824 3,731,053
Food & Staples Retailing 0.7%
Koninklijke Ahold Delhaize NV ............................ Netherlands 45,758 1,231,487
Lawson, Inc. ......................................... Japan 14,600 656,170
Sundrug Co. Ltd. ...................................... Japan 13,100 446,445
2,334,102
Food Products 0.6%
Nestle SA ........................................... Switzerland 14,844 1,771,442
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 349,000 304,084
2,075,526
Gas Utilities 1.6%
Osaka Gas Co. Ltd. ................................... Japan 106,600 2,063,441
Toho Gas Co. Ltd. ..................................... Japan 20,900 1,164,861
Tokyo Gas Co. Ltd. .................................... Japan 106,700 2,165,458
5,393,760
Health Care Equipment & Supplies 4.1%
Coloplast A/S, B ...................................... Denmark 15,787 2,615,079
DiaSorin SpA ........................................ Italy 5,044 856,696
Fisher & Paykel Healthcare Corp. Ltd. ...................... New Zealand 59,108 1,523,385
Hoya Corp. .......................................... Japan 34,000 3,864,797
a
Koninklijke Philips NV .................................. Netherlands 19,949 1,128,026
b
Siemens Healthineers AG, 144A, Reg S .................... Germany 13,293 759,680
a
Sonova Holding AG .................................... Switzerland 9,037 2,676,004
13,423,667
Health Care Providers & Services 0.3%
Fresenius Medical Care AG & Co. KGaA .................... Germany 5,178 412,322

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Fresenius SE & Co. KGaA ............................... Germany 12,407 $ 609,821
1,022,143
Health Care Technology 0.1%
M3, Inc. ............................................ Japan 4,700 324,690
Household Durables 3.3%
Barratt Developments plc ............................... United Kingdom 197,028 2,100,838
Iida Group Holdings Co. Ltd. ............................. Japan 42,400 1,032,673
Persimmon plc ....................................... United Kingdom 55,601 2,405,417
Sekisui House Ltd. .................................... Japan 122,200 2,474,984
Sony Group Corp. ..................................... Japan 18,700 1,869,691
Taylor Wimpey plc ..................................... United Kingdom 347,126 861,146
10,744,749
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd. .............................. United Kingdom 85,000 694,714
Siemens AG ......................................... Germany 4,195 699,902
1,394,616
Insurance 2.4%
Admiral Group plc ..................................... United Kingdom 56,375 2,435,984
CNP Assurances ...................................... France 48,405 846,675
Japan Post Insurance Co. Ltd. ........................... Japan 44,000 848,400
NN Group NV ........................................ Netherlands 34,168 1,704,319
T&D Holdings, Inc. .................................... Japan 154,600 1,897,378
7,732,756
Interactive Media & Services 1.1%
a,b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 158,865 1,250,726
Kakaku.com, Inc. ..................................... Japan 24,600 667,928
REA Group Ltd. ....................................... Australia 14,970 1,821,558
3,740,212
Internet & Direct Marketing Retail 1.1%
a
HelloFresh SE ....................................... Germany 8,831 732,608
a
Prosus NV .......................................... China 12,301 1,335,104
a,b
Zalando SE, 144A, Reg S ............................... Germany 7,546 784,806
ZOZO, Inc. .......................................... Japan 21,700 729,892
3,582,410
IT Services 2.1%
a
Amadeus IT Group SA ................................. Spain 34,113 2,323,127
Fujitsu Ltd. .......................................... Japan 28,400 4,511,774
6,834,901
Life Sciences Tools & Services 0.7%
Sartorius Stedim Biotech ................................ France 5,102 2,343,375
Machinery 4.5%
Amada Co. Ltd. ....................................... Japan 37,100 402,420
Atlas Copco AB, A ..................................... Sweden 69,906 4,239,079
Atlas Copco AB, B ..................................... Sweden 31,465 1,632,677
CNH Industrial NV ..................................... United Kingdom 66,777 991,318
Epiroc AB, A ......................................... Sweden 125,283 2,710,796
Epiroc AB, B ......................................... Sweden 74,423 1,457,157
Kurita Water Industries Ltd. .............................. Japan 9,100 420,297
Makita Corp. ......................................... Japan 17,600 792,657

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Techtronic Industries Co. Ltd. ............................ Hong Kong 124,500 $ 2,259,024
14,905,425
Marine 0.5%
AP Moller - Maersk A/S, A ............................... Denmark 748 1,757,641
Metals & Mining 5.1%
Anglo American plc .................................... South Africa 22,636 959,811
ArcelorMittal SA ...................................... Luxembourg 12,633 367,265
BHP Group Ltd. ...................................... Australia 54,773 1,993,770
BHP Group plc ....................................... Australia 27,324 822,887
Evraz plc ........................................... Russia 150,055 1,330,786
Fortescue Metals Group Ltd. ............................. Australia 160,347 2,774,575
Norsk Hydro ASA ..................................... Norway 50,974 324,595
Rio Tinto Ltd. ........................................ Australia 37,384 3,475,103
Rio Tinto plc ......................................... Australia 46,552 3,899,209
voestalpine AG ....................................... Austria 16,949 735,352
16,683,353
Multiline Retail 0.8%
a
Next plc ............................................ United Kingdom 25,605 2,759,456
Oil, Gas & Consumable Fuels 4.2%
BP plc .............................................. United Kingdom 1,125,469 4,711,778
Equinor ASA ......................................... Norway 92,952 1,876,981
Galp Energia SGPS SA, B .............................. Portugal 32,942 379,336
Lundin Energy AB ..................................... Sweden 53,579 1,709,050
Neste OYJ .......................................... Finland 18,540 1,121,175
TOTAL SE .......................................... France 87,262 3,856,950
13,655,270
Personal Products 2.9%
Kose Corp. .......................................... Japan 4,300 647,332
L'Oreal SA .......................................... France 11,216 4,592,811
Unilever plc .......................................... United Kingdom 72,929 4,272,125
9,512,268
Pharmaceuticals 6.2%
Astellas Pharma, Inc. .................................. Japan 56,200 845,909
AstraZeneca plc ...................................... United Kingdom 3,119 332,011
Bayer AG ........................................... Germany 13,988 905,178
Ipsen SA ............................................ France 11,016 1,065,017
Novo Nordisk A/S, B ................................... Denmark 86,511 6,382,008
Orion OYJ, B ........................................ Finland 13,652 604,520
Otsuka Holdings Co. Ltd. ............................... Japan 39,400 1,510,056
Roche Holding AG .................................... Switzerland 18,812 6,135,980
Sanofi .............................................. France 18,349 1,923,833
Sumitomo Dainippon Pharma Co. Ltd. ...................... Japan 28,800 500,028
20,204,540
Professional Services 4.3%
Adecco Group AG ..................................... Switzerland 44,489 3,015,612
Nihon M&A Center, Inc. ................................. Japan 10,400 271,710
Persol Holdings Co. Ltd. ................................ Japan 25,200 464,110
Randstad NV ........................................ Netherlands 34,097 2,460,276
Recruit Holdings Co. Ltd. ............................... Japan 40,000 1,803,582
SGS SA ............................................ Switzerland 1,188 3,515,371

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................... Netherlands 28,187 $ 2,549,651
14,080,312
Real Estate Management & Development 2.4%
Daito Trust Construction Co. Ltd. .......................... Japan 13,200 1,403,660
LEG Immobilien SE .................................... Germany 16,983 2,363,032
Sun Hung Kai Properties Ltd. ............................ Hong Kong 239,500 3,602,645
Swire Pacific Ltd., A ................................... Hong Kong 48,500 390,727
7,760,064
Road & Rail 0.4%
Nippon Express Co. Ltd. ................................ Japan 16,800 1,285,827
Semiconductors & Semiconductor Equipment 2.3%
ASML Holding NV ..................................... Netherlands 2,427 1,575,533
Tokyo Electron Ltd. .................................... Japan 12,800 5,813,871
7,389,404
Software 1.8%
a
Check Point Software Technologies Ltd. .................... Israel 9,200 1,074,652
Oracle Corp. Japan .................................... Japan 7,600 712,571
Sage Group plc (The) .................................. United Kingdom 117,729 1,037,303
SAP SE ............................................ Germany 22,163 3,103,408
5,927,934
Specialty Retail 1.1%
a
Kingfisher plc ........................................ United Kingdom 419,419 2,070,606
Shimamura Co. Ltd. ................................... Japan 4,100 405,631
Yamada Holdings Co. Ltd. ............................... Japan 213,300 1,061,906
3,538,143
Technology Hardware, Storage & Peripherals 1.1%
Brother Industries Ltd. .................................. Japan 51,500 1,092,010
Logitech International SA ............................... Switzerland 23,280 2,591,308
3,683,318
Textiles, Apparel & Luxury Goods 2.1%
a
Burberry Group plc .................................... United Kingdom 17,414 495,678
Hermes International ................................... France 3,770 4,731,966
a
Moncler SpA ......................................... Italy 8,668 531,288
Pandora A/S ......................................... Denmark 11,008 1,246,704
7,005,636
Tobacco 0.3%
Imperial Brands plc .................................... United Kingdom 52,333 1,090,844
Trading Companies & Distributors 0.9%
Ferguson plc ......................................... United States 9,866 1,244,405
Marubeni Corp. ....................................... Japan 55,200 459,795
Mitsui & Co. Ltd. ...................................... Japan 39,100 825,190
MonotaRO Co. Ltd. .................................... Japan 22,100 561,198
3,090,588
Wireless Telecommunication Services 1.2%
KDDI Corp. .......................................... Japan 127,200 3,845,363
Total Common Stocks (Cost $264,223,729) .....................................
322,444,740

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin International Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 24 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.7%
Chemicals 0.3%
c
FUCHS PETROLUB SE, 2.19% .......................... Germany 20,325 $ 1,082,340
Health Care Equipment & Supplies 0.4%
c
Sartorius AG, 0.08% ................................... Germany 2,223 1,254,314
Total Preferred Stocks (Cost $2,106,790) .......................................
2,336,654
Total Long Term Investments (Cost $266,330,519) ...............................
324,781,394
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a
Money Market Funds 0.5%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 1,568,764 1,568,764
Total Money Market Funds (Cost $1,568,764) ...................................
1,568,764
Total Short Term Investments (Cost $1,568,764 ) .................................
1,568,764
a
Total Investments (Cost $267,899,283) 99.5% ...................................
$326,350,158
Other Assets, less Liabilities 0.5% .............................................
1,828,176
Net Assets 100.0% ...........................................................
$328,178,334
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2021, the aggregate value of these securities was $5,509,370, representing 1.7% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), April 30, 2021
Franklin U.S. Core Equity (IU) Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc. ....................................... 14,055 $ 2,984,157
Lockheed Martin Corp. ............................................... 14,362 5,465,603
8,449,760
Air Freight & Logistics 0.9%
FedEx Corp. ....................................................... 2,863 831,158
United Parcel Service, Inc., B .......................................... 31,885 6,500,076
7,331,234
Automobiles 0.8%
a
Tesla, Inc. ......................................................... 10,193 7,231,322
a
Banks 3.6%
Bank of America Corp. ............................................... 34,299 1,390,138
Citigroup, Inc. ...................................................... 11,164 795,323
Citizens Financial Group, Inc. .......................................... 157,227 7,276,466
Fifth Third Bancorp .................................................. 21,494 871,367
JPMorgan Chase & Co. ............................................... 34,329 5,280,143
KeyCorp .......................................................... 255,181 5,552,739
People's United Financial, Inc. .......................................... 45,691 828,378
Regions Financial Corp. .............................................. 270,522 5,897,380
Truist Financial Corp. ................................................ 13,945 827,078
US Bancorp ....................................................... 14,372 852,978
Zions Bancorp NA ................................................... 14,828 827,402
30,399,392
Beverages 1.2%
Constellation Brands, Inc., A ........................................... 3,386 813,724
a
Monster Beverage Corp. .............................................. 93,122 9,037,490
9,851,214
Biotechnology 2.5%
AbbVie, Inc. ....................................................... 46,168 5,147,732
a
Alexion Pharmaceuticals, Inc. .......................................... 24,779 4,179,722
Amgen, Inc. ....................................................... 17,090 4,095,448
a
Biogen, Inc. ....................................................... 2,895 773,920
Gilead Sciences, Inc. ................................................ 12,073 766,273
a
Regeneron Pharmaceuticals, Inc. ....................................... 2,705 1,301,917
a
Vertex Pharmaceuticals, Inc. ........................................... 21,522 4,696,100
20,961,112
Building Products 0.3%
A O Smith Corp. .................................................... 24,164 1,637,111
Masco Corp. ....................................................... 13,290 848,965
2,486,076
Capital Markets 8.4%
Ameriprise Financial, Inc. ............................................. 3,485 900,524
Bank of New York Mellon Corp. (The) .................................... 32,263 1,609,279
BlackRock, Inc. ..................................................... 1,054 863,542
Charles Schwab Corp. (The) ........................................... 12,465 877,536
Goldman Sachs Group, Inc. (The) ....................................... 53,394 18,605,139
Invesco Ltd. ....................................................... 136,418 3,683,286
Moody's Corp. ...................................................... 20,487 6,693,308
Morgan Stanley ..................................................... 10,261 847,046
MSCI, Inc. ......................................................... 13,481 6,548,665
Raymond James Financial, Inc. ......................................... 6,585 861,186
S&P Global, Inc. .................................................... 42,938 16,762,566

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
State Street Corp. ................................................... 25,522 $ 2,142,572
T Rowe Price Group, Inc. ............................................. 64,345 11,530,624
71,925,273
Chemicals 2.4%
Celanese Corp. ..................................................... 5,250 822,413
LyondellBasell Industries NV, A ......................................... 92,872 9,634,541
Mosaic Co. (The) ................................................... 122,354 4,304,414
Sherwin-Williams Co. (The) ............................................ 22,182 6,074,984
20,836,352
Commercial Services & Supplies 0.3%
Rollins, Inc. ........................................................ 69,730 2,599,534
Communications Equipment 0.1%
Cisco Systems, Inc. ................................................. 15,215 774,596
Construction & Engineering 0.3%
Quanta Services, Inc. ................................................ 26,031 2,515,636
Consumer Finance 1.3%
Capital One Financial Corp. ........................................... 50,921 7,591,303
Synchrony Financial ................................................. 86,268 3,773,362
11,364,665
Distributors 0.1%
Pool Corp. ........................................................ 2,577 1,088,834
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. .......................................... 13,722 792,994
Electric Utilities 0.7%
Exelon Corp. ....................................................... 28,694 1,289,508
NRG Energy, Inc. ................................................... 86,190 3,087,326
PPL Corp. ......................................................... 27,498 801,017
Southern Co. (The) .................................................. 12,823 848,498
6,026,349
Electrical Equipment 0.2%
Emerson Electric Co. ................................................ 8,759 792,602
a
Generac Holdings, Inc. ............................................... 2,636 853,932
1,646,534
Energy Equipment & Services 0.1%
Halliburton Co. ..................................................... 46,041 900,562
Entertainment 1.5%
Activision Blizzard, Inc. ............................................... 17,652 1,609,686
Electronic Arts, Inc. .................................................. 20,786 2,953,275
a
Netflix, Inc. ........................................................ 5,843 3,000,205
a
Take-Two Interactive Software, Inc. ...................................... 10,714 1,879,021
a
Walt Disney Co. (The) ................................................ 18,902 3,516,150
12,958,337
Equity Real Estate Investment Trusts (REITs) 3.6%
Apartment Income REIT Corp. .......................................... 17,961 810,939
Extra Space Storage, Inc. ............................................. 5,999 891,991
Highwoods Properties, Inc. ............................................ 18,320 820,553
Iron Mountain, Inc. .................................................. 21,780 873,814

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp. .................................................. 137,134 $ 2,879,814
Lamar Advertising Co., A .............................................. 8,713 862,935
Public Storage ..................................................... 49,375 13,882,275
Simon Property Group, Inc. ............................................ 58,524 7,124,712
Weyerhaeuser Co. .................................................. 78,022 3,024,913
31,171,946
Food & Staples Retailing 1.9%
Kroger Co. (The) .................................................... 228,865 8,362,727
Walmart, Inc. ...................................................... 54,635 7,643,983
16,006,710
Health Care Equipment & Supplies 3.8%
Abbott Laboratories .................................................. 12,319 1,479,266
a
ABIOMED, Inc. ..................................................... 3,529 1,131,856
a
Align Technology, Inc. ................................................ 1,549 922,476
Danaher Corp. ..................................................... 22,320 5,667,941
a
Hologic, Inc. ....................................................... 82,225 5,389,849
a
IDEXX Laboratories, Inc. .............................................. 30,511 16,750,234
ResMed, Inc. ...................................................... 4,183 786,278
32,127,900
Health Care Providers & Services 0.6%
Chemed Corp. ..................................................... 1,688 804,518
CVS Health Corp. ................................................... 11,874 907,173
HCA Healthcare, Inc. ................................................. 4,269 858,325
a
Laboratory Corp. of America Holdings .................................... 3,176 844,403
McKesson Corp. .................................................... 4,077 764,682
Universal Health Services, Inc., B ....................................... 5,914 877,697
5,056,798
Health Care Technology 0.9%
Cerner Corp. ....................................................... 97,499 7,317,300
Hotels, Restaurants & Leisure 0.8%
a
Chipotle Mexican Grill, Inc. ............................................ 561 837,029
Domino's Pizza, Inc. ................................................. 8,388 3,542,588
McDonald's Corp. ................................................... 3,601 850,124
Starbucks Corp. .................................................... 7,323 838,410
Yum! Brands, Inc. ................................................... 7,317 874,528
6,942,679
Household Durables 0.5%
DR Horton, Inc. ..................................................... 9,094 893,849
Lennar Corp., A ..................................................... 24,107 2,497,485
PulteGroup, Inc. .................................................... 15,484 915,414
4,306,748
Household Products 2.6%
Clorox Co. (The) .................................................... 4,094 747,155
Colgate-Palmolive Co. ............................................... 199,065 16,064,546
Procter & Gamble Co. (The) ........................................... 37,841 5,048,746
21,860,447
Industrial Conglomerates 0.6%
3M Co. ........................................................... 25,385 5,004,399

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Insurance 0.9%
Aflac, Inc. ......................................................... 65,259 $ 3,506,366
MetLife, Inc. ....................................................... 23,929 1,522,602
Prudential Financial, Inc. .............................................. 8,817 884,874
Travelers Cos., Inc. (The) ............................................. 5,194 803,304
Unum Group ....................................................... 44,502 1,257,627
7,974,773
Interactive Media & Services 8.7%
a
Alphabet, Inc., A .................................................... 6,053 14,245,736
a
Alphabet, Inc., C .................................................... 13,868 33,423,544
a
Facebook, Inc., A ................................................... 82,515 26,823,976
74,493,256
Internet & Direct Marketing Retail 3.5%
a
Amazon.com, Inc. ................................................... 8,070 27,982,079
eBay, Inc. ......................................................... 13,352 744,908
a
Etsy, Inc. .......................................................... 4,077 810,467
29,537,454
IT Services 1.0%
Accenture plc, A .................................................... 27,239 7,898,493
Cognizant Technology Solutions Corp., A .................................. 10,237 823,055
8,721,548
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc. ............................................. 7,688 1,027,424
a
Mettler-Toledo International, Inc. ........................................ 8,289 10,886,110
PerkinElmer, Inc. .................................................... 6,211 805,132
Thermo Fisher Scientific, Inc. .......................................... 10,344 4,864,059
a
Waters Corp. ...................................................... 17,309 5,190,450
22,773,175
Machinery 0.8%
Caterpillar, Inc. ..................................................... 3,471 791,770
Deere & Co. ....................................................... 10,116 3,751,518
Snap-on, Inc. ...................................................... 8,198 1,947,845
6,491,133
Media 0.6%
Comcast Corp., A ................................................... 25,477 1,430,534
Fox Corp., A ....................................................... 26,123 977,522
Fox Corp., B ....................................................... 55,315 2,012,360
Interpublic Group of Cos., Inc. (The) ..................................... 28,178 894,651
5,315,067
Metals & Mining 1.1%
Freeport-McMoRan, Inc. .............................................. 24,894 938,752
Nucor Corp. ....................................................... 106,961 8,798,612
9,737,364
Multiline Retail 0.8%
Target Corp. ....................................................... 31,887 6,608,900
Multi-Utilities 0.5%
DTE Energy Co. .................................................... 27,362 3,831,227
Public Service Enterprise Group, Inc. .................................... 13,272 838,260
4,669,487

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 2.8%
EOG Resources, Inc. ................................................ 211,477 $ 15,573,166
Exxon Mobil Corp. ................................................... 153,352 8,777,869
24,351,035
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co. .............................................. 12,472 778,502
Eli Lilly & Co. ...................................................... 8,285 1,514,249
Johnson & Johnson ................................................. 57,066 9,286,350
Merck & Co., Inc. ................................................... 86,595 6,451,328
Pfizer, Inc. ......................................................... 29,408 1,136,619
19,167,048
Professional Services 0.4%
Robert Half International, Inc. .......................................... 40,718 3,567,304
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................................. 20,874 1,778,465
a
Road & Rail 0.2%
Old Dominion Freight Line, Inc. ......................................... 6,821 1,758,522
Semiconductors & Semiconductor Equipment 7.7%
Applied Materials, Inc. ................................................ 29,056 3,856,022
Broadcom, Inc. ..................................................... 1,691 771,434
Intel Corp. ......................................................... 180,043 10,357,874
KLA Corp. ......................................................... 2,543 801,935
Lam Research Corp. ................................................. 1,401 869,251
Maxim Integrated Products, Inc. ........................................ 13,455 1,264,770
a
Micron Technology, Inc. ............................................... 149,262 12,846,980
NVIDIA Corp. ...................................................... 8,300 4,983,154
QUALCOMM, Inc. ................................................... 23,153 3,213,636
Skyworks Solutions, Inc. .............................................. 33,729 6,116,080
Teradyne, Inc. ...................................................... 12,212 1,527,477
Texas Instruments, Inc. ............................................... 107,940 19,484,249
66,092,862
Software 12.2%
a
Adobe, Inc. ........................................................ 22,175 11,272,439
a
Autodesk, Inc. ...................................................... 6,383 1,863,262
a
Cadence Design Systems, Inc. ......................................... 99,295 13,084,102
Citrix Systems, Inc. .................................................. 5,767 714,243
a
Fortinet, Inc. ....................................................... 27,287 5,572,824
Intuit, Inc. ......................................................... 33,254 13,705,969
Microsoft Corp. ..................................................... 186,145 46,942,046
Oracle Corp. ....................................................... 132,005 10,004,659
a
Synopsys, Inc. ..................................................... 3,323 820,980
103,980,524
Specialty Retail 4.0%
Best Buy Co., Inc. ................................................... 54,164 6,297,648
Home Depot, Inc. (The) ............................................... 45,631 14,769,386
a
L Brands, Inc. ...................................................... 78,002 5,140,332
Lowe's Cos., Inc. .................................................... 33,748 6,623,045
Tractor Supply Co. .................................................. 5,385 1,015,611
33,846,022
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc. ........................................................ 300,452 39,497,420

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin U.S. Core Equity (IU) Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 24 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. ........................................................... 243,477 $ 8,305,000
47,802,420
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., B ....................................................... 6,447 855,001
a
Tapestry, Inc. ...................................................... 20,236 968,293
1,823,294
Tobacco 0.9%
Altria Group, Inc. .................................................... 15,279 729,572
Philip Morris International, Inc. ......................................... 75,567 7,178,865
7,908,437
Trading Companies & Distributors 1.0%
Fastenal Co. ....................................................... 76,736 4,011,758
a
United Rentals, Inc. .................................................. 2,463 788,037
WW Grainger, Inc. ................................................... 8,118 3,519,478
8,319,273
Total Common Stocks (Cost $642,910,174) .....................................
846,652,066
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 7,251,413 7,251,413
Total Money Market Funds (Cost $7,251,413) ...................................
7,251,413
Total Short Term Investments (Cost $7,251,413 ) .................................
7,251,413
a
Total Investments (Cost $650,161,587) 99.9% ...................................
$853,903,479
Other Assets, less Liabilities 0.1% .............................................
686,813
Net Assets 100.0% ...........................................................
$854,590,292
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-one separate funds, three of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended April 30, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $769,974 $34,258,168 $(32,950,570) $— $— $2,077,572 2,077,572 $22
Total Affiliated Securities .... $769,974 $34,258,168 $(32,950,570) $— $— $2,077,572 $22
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $3,295,841 $15,241,786 $(16,968,863) $— $— $1,568,764 1,568,764 $35
Total Affiliated Securities .... $3,295,841 $15,241,786 $(16,968,863) $— $— $1,568,764 $35
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $7,725,842 $24,350,020 $(24,824,449) $— $— $7,251,413 7,251,413 $137
Total Affiliated Securities .... $7,725,842 $24,350,020 $(24,824,449) $— $— $7,251,413 $137

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 244,667 $ — $ 244,667
Auto Components ...................... — 1,346,524 — 1,346,524
Automobiles .......................... 191,175 1,487,892 — 1,679,067
Banks ............................... — 14,875,765 — 14,875,765
Biotechnology ......................... — 302,976 — 302,976
Building Products ...................... — 452,773 — 452,773
Capital Markets ........................ 1,193,306 1,017,484 — 2,210,790
Chemicals ........................... 656,415 3,580,460 — 4,236,875
Commercial Services & Supplies ........... — 833,773 — 833,773
Construction Materials .................. — 349,978 — 349,978
Consumer Finance ..................... 517,650 445,844 — 963,494
Electrical Equipment .................... 729,570 851,095 — 1,580,665
Electronic Equipment, Instruments &
Components ........................ — 3,671,775 — 3,671,775
Entertainment ......................... 1,748,136 — — 1,748,136
Equity Real Estate Investment Trusts (REITs) . 884,786 — — 884,786
Food & Staples Retailing ................. 494,677 — — 494,677
Food Products ........................ 999,692 409,376 — 1,409,068
Gas Utilities .......................... — 961,935 — 961,935
Health Care Equipment & Supplies ......... — 1,600,794 — 1,600,794
Health Care Providers & Services .......... — 328,745 — 328,745
Hotels, Restaurants & Leisure ............. 654,368 223,258 — 877,626
Household Durables .................... — 698,837 — 698,837
Household Products .................... 669,982 — — 669,982
Independent Power and Renewable Electricity
Producers .......................... 353,862 — — 353,862
Industrial Conglomerates ................ — 1,062,054 — 1,062,054
Insurance ............................ — 5,868,175 — 5,868,175
Interactive Media & Services .............. 1,051,818 8,591,449 — 9,643,267
Internet & Direct Marketing Retail .......... 10,725,415 2,859,208 — 13,584,623
IT Services ........................... — 7,983,854 — 7,983,854
Leisure Products ....................... — 253,868 — 253,868
Life Sciences Tools & Services ............ — 2,551,009 — 2,551,009
Machinery ............................ — 2,051,906 — 2,051,906
Marine .............................. — 857,698 — 857,698
Metals & Mining ....................... 1,508,621 7,696,491 — 9,205,112

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 594,396 $ 3,691,512 $ — $ 4,285,908
Paper & Forest Products ................. — 241,169 — 241,169
Personal Products ..................... — 1,380,195 — 1,380,195
Pharmaceuticals ....................... — 2,948,559 — 2,948,559
Real Estate Management & Development .... — 2,026,390 — 2,026,390
Semiconductors & Semiconductor Equipment . 418,548 17,213,633 — 17,632,181
Specialty Retail ........................ — 1,635,130 — 1,635,130
Technology Hardware, Storage & Peripherals . — 7,322,806 — 7,322,806
Textiles, Apparel & Luxury Goods .......... — 1,911,517 — 1,911,517
Thrifts & Mortgage Finance ............... — 1,157,383 — 1,157,383
Tobacco ............................. — 627,909 — 627,909
Transportation Infrastructure .............. 235,815 1,044,916 — 1,280,731
Wireless Telecommunication Services ....... 143,778 1,251,961 — 1,395,739
Preferred Stocks ........................ 2,617,240 — — 2,617,240
Short Term Investments ................... 2,077,572 — — 2,077,572
Total Investments in Securities ........... $28,466,822 $115,912,743
a
$— $144,379,565
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... — 4,562,719 — 4,562,719
Auto Components ...................... — 313,141 — 313,141
Automobiles .......................... — 12,254,408 — 12,254,408
Banks ............................... — 25,192,585 — 25,192,585
Beverages ........................... — 3,834,802 — 3,834,802
Biotechnology ......................... — 2,904,009 — 2,904,009
Building Products ...................... — 8,723,688 — 8,723,688
Capital Markets ........................ — 27,713,708 — 27,713,708
Chemicals ........................... — 6,296,889 — 6,296,889
Construction & Engineering ............... — 413,575 — 413,575
Construction Materials .................. — 705,532 — 705,532
Diversified Financial Services ............. — 7,757,234 — 7,757,234
Diversified Telecommunication Services ..... — 8,033,466 — 8,033,466
Electrical Equipment .................... — 4,533,344 — 4,533,344
Electronic Equipment, Instruments &
Components ........................ — 2,336,537 — 2,336,537
Entertainment ......................... — 4,015,757 — 4,015,757
Equity Real Estate Investment Trusts (REITs) . — 3,731,053 — 3,731,053
Food & Staples Retailing ................. — 2,334,102 — 2,334,102
Food Products ........................ — 2,075,526 — 2,075,526
Gas Utilities .......................... — 5,393,760 — 5,393,760
Health Care Equipment & Supplies ......... — 13,423,667 — 13,423,667
Health Care Providers & Services .......... — 1,022,143 — 1,022,143
Health Care Technology ................. — 324,690 — 324,690
Household Durables .................... — 10,744,749 — 10,744,749
Industrial Conglomerates ................ — 1,394,616 — 1,394,616
Insurance ............................ — 7,732,756 — 7,732,756
Interactive Media & Services .............. — 3,740,212 — 3,740,212
Internet & Direct Marketing Retail .......... 732,608 2,849,802 — 3,582,410
IT Services ........................... — 6,834,901 — 6,834,901
Life Sciences Tools & Services ............ — 2,343,375 — 2,343,375
Machinery ............................ — 14,905,425 — 14,905,425
Marine .............................. — 1,757,641 — 1,757,641
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Metals & Mining ....................... $ — $ 16,683,353 $ — $ 16,683,353
Multiline Retail ........................ — 2,759,456 — 2,759,456
Oil, Gas & Consumable Fuels ............. — 13,655,270 — 13,655,270
Personal Products ..................... — 9,512,268 — 9,512,268
Pharmaceuticals ....................... 604,520 19,600,020 — 20,204,540
Professional Services ................... — 14,080,312 — 14,080,312
Real Estate Management & Development .... — 7,760,064 — 7,760,064
Road & Rail .......................... — 1,285,827 — 1,285,827
Semiconductors & Semiconductor Equipment . — 7,389,404 — 7,389,404
Software ............................. 1,074,652 4,853,282 — 5,927,934
Specialty Retail ........................ — 3,538,143 — 3,538,143
Technology Hardware, Storage & Peripherals . — 3,683,318 — 3,683,318
Textiles, Apparel & Luxury Goods .......... — 7,005,636 — 7,005,636
Tobacco ............................. — 1,090,844 — 1,090,844
Trading Companies & Distributors .......... — 3,090,588 — 3,090,588
Wireless Telecommunication Services ....... — 3,845,363 — 3,845,363
Preferred Stocks ........................ — 2,336,654 — 2,336,654
Short Term Investments ................... 1,568,764 — — 1,568,764
Total Investments in Securities ........... $3,980,544 $322,369,614
b
$— $326,350,158
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
c
Common Stocks ........................ 846,652,066 — — 846,652,066
Short Term Investments ................... 7,251,413 — — 7,251,413
Total Investments in Securities ........... $853,903,479 $— $— $853,903,479
a
Includes foreign securities valued at $115,912,743, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $321,669,712, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
For detailed categories, see the accompanying Statement of Investments.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.